Shareholder Report, Line Graph (Details) 74200173100_Putnam VT Small Cap Growth Fund_Class IA_TSR Annual {Class IA} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name											Class IA
Accumulated Value	$ 27,769	$ 22,465	$ 18,197	$ 25,313	$ 22,169	$ 14,908	$ 10,824	$ 12,534	$ 11,577	$ 10,000	$ 30,287
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	$ 22,077	$ 19,171	$ 16,157	$ 21,939	$ 21,335	$ 15,847	$ 12,334	$ 13,599	$ 11,132	$ 10,000	$ 24,949